SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Financial income (expenses)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
Interest expenses and other bank charges	$ (169)	$ (152)	$ (139)
Interest income	674	601	332
Foreign exchange gain (losses) - net	(310)	(311)	276
Gain in respect of derivatives - net	62	333	30
FINANCIAL INCOME (EXPENSES) - net	$ 257	$ 471	$ 499